Risk Management and Hedging Activities - Schedule of Net Long or Short Positions Expected to be Realized (Detail)	12 Months Ended
	Dec. 31, 2012 MMBTU	Dec. 31, 2011 MMBTU
Natural Gas [Member]
Derivative [Line Items]
2012		(17,766,000)
2013	(8,887,980)	1,635,000
2014	(4,712,880)	(365,000)
2015	(5,127,155)
2016
Natural Gas Basis Swaps [Member]
Derivative [Line Items]
2012		14,357,500
2013	9,690,000	3,600,000
2014	(1,350,000)
2016
Crude Oil [Member]
Derivative [Line Items]
2012		(695,792)
2013	(943,379)	(941,323)
2014	(584,365)	(547,500)
2015	(401,865)	(365,000)
2016	(183,000)	(183,000)
Natural Gas Liquids [Member]
Derivative [Line Items]
2012		(478,236)
2013	(2,593,955)
2014	(2,584,930)
2015	(2,491,250)